ACCUMULATED OTHER COMPREHENSIVE INCOME AMOUNT RECLASSIFIED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gains and losses on securities available for sale	$ (161)	$ 1,649	$ 234
Amortization of prior service cost	413	413	413
Recognized net actuarial loss	(2,188)	(1,924)	(1,608)
Other Comprehensive Income, Reclassification, Amortization of Defined Benefit Plans items, Pre-tax	(1,775)	(1,511)	(1,195)
Total reclassifications for the period, before tax	$ (1,936)	$ 138	$ (961)